Determination Of Fair Value - Additional Information (Detail) R$ in Thousands	9 Months Ended
Sep. 30, 2020 BRL (R$)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Percentage of purchase and sale agreements discounted using a weighted average rate	8.90%
Increase (decrease) in fair value measurement, liabilities	R$ 22,500
Transfers of fair value hierarchy	no